1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

June 2, 2014

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Preliminary Proxy Materials for Alpine Foundation Fund, a series of Alpine Series Trust
Securities Act File No. 333-75786
Investment Company Act File No. 811-10405

Ladies and Gentlemen:

On behalf of the Alpine Foundation Fund, a series of Alpine Series Trust (the “Fund”), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of the Notice of Special Meeting of Shareholders, the Proxy Statement and the Form of Proxy to be used in connection with the Special Meeting of Shareholders of the Fund to be held on or about July 24, 2014 (the “Meeting”).

As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve a change to the Fund’s fundamental investment objective from: “The Fund seeks capital appreciation. Reasonable income and conservation of capital are secondary investment objectives” to the following non-fundamental investment objective: “The Fund seeks current income and long-term growth of capital.”

It is anticipated that definitive copies of the proxy materials will be mailed to shareholders on or about June 18, 2014.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures

cc:	Matthew K. Breitman, Alpine Woods Capital Investors, LLC
Neesa P. Sood, Willkie Farr & Gallagher LLP

New York    Washington    Paris    London    Milan    Rome    Frankfurt    Brussels

in alliance with Dickson Minto W.S., London and Edinburgh